Shareholders' Equity - Share Capital (Detail) - shares	Dec. 31, 2019	Jan. 25, 2019	Dec. 31, 2018
Total capital in shares
Number of shares issued and fully paid	5,954,205,000		2,455,974,000
Treasury shares
Number of treasury shares	1,842,000		33,842,000
Outstanding shares
Number of shares outstanding	5,952,363,000		2,422,132,000
Common shares
Total capital in shares
Number of shares issued and fully paid	5,796,478,000	1,604,268,162	2,298,247,000
Treasury shares
Number of treasury shares	30,000		32,030,000
Outstanding shares
Number of shares outstanding	5,796,448,000		2,266,217,000
Preferred shares
Total capital in shares
Number of shares issued and fully paid	157,727,000		157,727,000
Treasury shares
Number of treasury shares	1,812,000		1,812,000
Outstanding shares
Number of shares outstanding	155,915,000		155,915,000